Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Schedule of future payments required under non-cancellable operating leases contracted not capitalized in financial statements
	December 31, 2018	December 31, 2017
Payable not later than one year	$831,854	$310,034
Payable later than one year and not later than five years	1,316,980	507,036
Payable later than five years	-	-
	$2,148,834	$817,070